Significant Accounting Policies - Non-Traded Investments (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non Traded Investments (Textual) [Abstract]
Carrying amount of the investments, included in other assets	$ 223,935	$ 210,779	$ 223,701
Liability for estimated future capital contributions to the investments	$ 198,776	$ 198,761	$ 218,688